Supplementary cash flow information (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Supplementary Cash Flow Information [Line Items]
Increase to property, plant and equipment assets due to remeasurements of decommissioning and restoration liabilities	$ 144,016	$ 46,792
Additions	49,695	17,759
Plant and equipment- ROU assets [Member] | Cost [Member]
Supplementary Cash Flow Information [Line Items]
Additions	49,695	17,759
Agreements With Communities [Member]
Supplementary Cash Flow Information [Line Items]
Additions	$ 22,796	$ 116,233